JPMorgan U.S. Equity Fund
Schedule of Portfolio Investments as of September 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.6%
Aerospace & Defense — 2.9%
Howmet Aerospace, Inc.	3,064	307,149
Northrop Grumman Corp.	1,184	625,256
		932,405
Automobiles — 0.6%
Tesla, Inc. *	680	177,867
Banks — 3.7%
US Bancorp	7,901	361,340
Wells Fargo & Co.	14,617	825,704
		1,187,044
Biotechnology — 5.9%
AbbVie, Inc.	3,623	715,427
Biogen, Inc. *	664	128,591
Regeneron Pharmaceuticals, Inc. *	648	681,383
Vertex Pharmaceuticals, Inc. *	736	342,392
		1,867,793
Broadline Retail — 4.2%
Amazon.com, Inc. *	7,193	1,340,293
Building Products — 2.4%
Carrier Global Corp.	3,831	308,372
Trane Technologies plc	1,144	444,807
		753,179
Capital Markets — 2.2%
Ameriprise Financial, Inc.	957	449,488
Morgan Stanley	2,346	244,530
		694,018
Construction Materials — 1.9%
Vulcan Materials Co.	2,360	590,901
Consumer Finance — 2.1%
American Express Co.	2,455	665,926
Electric Utilities — 4.1%
NextEra Energy, Inc.	5,469	462,290
PG&E Corp.	26,940	532,619
Southern Co. (The)	3,324	299,742
		1,294,651
Electrical Equipment — 2.2%
Eaton Corp. plc	2,085	691,037
Energy Equipment & Services — 2.2%
Baker Hughes Co.	19,335	698,969
Financial Services — 3.5%
Block, Inc. *	2,385	160,092

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Financial Services — continued
Corpay, Inc. *	544	170,314
Mastercard, Inc., Class A	1,593	786,437
		1,116,843
Food Products — 1.2%
Mondelez International, Inc., Class A	5,209	383,759
Ground Transportation — 2.0%
CSX Corp.	18,617	642,844
Health Care Equipment & Supplies — 2.6%
Medtronic plc	3,602	324,286
Stryker Corp.	1,394	503,478
		827,764
Health Care Providers & Services — 2.7%
UnitedHealth Group, Inc.	1,453	849,773
Hotels, Restaurants & Leisure — 3.2%
Chipotle Mexican Grill, Inc. *	4,977	286,811
Marriott International, Inc., Class A	1,130	280,895
McDonald's Corp.	1,536	467,670
		1,035,376
Industrial REITs — 0.7%
Prologis, Inc.	1,812	228,878
Insurance — 0.9%
Travelers Cos., Inc. (The)	1,253	293,299
Interactive Media & Services — 6.1%
Alphabet, Inc., Class A	5,294	877,895
Meta Platforms, Inc., Class A	1,886	1,079,778
		1,957,673
Machinery — 1.5%
Deere & Co.	1,130	471,388
Oil, Gas & Consumable Fuels — 2.5%
Exxon Mobil Corp.	6,818	799,167
Pharmaceuticals — 1.0%
Eli Lilly & Co.	360	319,364
Semiconductors & Semiconductor Equipment — 12.1%
Analog Devices, Inc.	1,287	296,187
Marvell Technology, Inc.	3,014	217,373
Micron Technology, Inc.	3,227	334,659
NVIDIA Corp.	18,732	2,274,797
NXP Semiconductors NV (China)	3,002	720,588
		3,843,604
Software — 12.3%
Intuit, Inc.	699	433,935

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — continued
Microsoft Corp.	6,546	2,816,865
Oracle Corp.	3,896	663,918
		3,914,718
Specialty Retail — 4.5%
AutoZone, Inc. *	113	354,452
Lowe's Cos., Inc.	3,100	839,653
TJX Cos., Inc. (The)	2,070	243,308
		1,437,413
Technology Hardware, Storage & Peripherals — 8.4%
Apple, Inc.	10,527	2,452,733
Seagate Technology Holdings plc	2,046	224,107
		2,676,840
Total Common Stocks (Cost $17,913,540)		31,692,786
Short-Term Investments — 0.3%
Investment Companies — 0.3%
JPMorgan Prime Money Market Fund Class IM Shares, 4.97% (a) (b) (Cost $101,040)	100,985	101,045
Total Investments — 99.9% (Cost $18,014,580)		31,793,831
Other Assets Less Liabilities — 0.1%		29,425
NET ASSETS — 100.0%		31,823,256

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$31,793,831	$—	$—	$31,793,831

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.97% (a) (b)	$269,804	$3,001,382	$3,170,293	$146	$6	$101,045	100,985	$3,806	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.